Notes Payable And Senior Notes (Details Of Notes Payable And Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011		Dec. 31, 2010
Notes payable:
Construction notes payable	$ 10,961		$ 74,009		$ 30,541
Senior Notes:
Senior Secured Term Loan					206,000
Total Senior Notes			283,483
Total Senior Notes			489,483		489,190
Total notes payable and Senior Notes		384,500	563,492		519,731
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Term Loan	235,000		206,000		206,000
7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704	[1]	66,704	[1]
10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912	[1]	138,619	[1]
7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			$ 77,867	[1]	$ 77,867	[1]

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.